Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 USD ($)	Mar. 31, 2011 America [Member]	Mar. 31, 2011 Europe and CIS [Member]	Mar. 31, 2011 China [Member]	Mar. 31, 2011 Asia and Oceania [Member]	Mar. 31, 2011 Middle East and Africa [Member]	Mar. 31, 2011 Building [Member]	Mar. 31, 2011 Machinery And Equipment [Member]
Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Textuals) [Abstract]
Total percentage of sales outside Japan	81.10%				21.60%	9.00%	23.20%	21.60%	5.70%
Property Plant And Equipment
Weighted average depreciation periods										24	9
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
Percentage contribution of Construction, Mining and Utility Equipment in Net Sales	87.70%
Percentage contribution of Industrial Machinery and Others in Net Sales	12.30%
Prevailing exchange rate at the Federal Reserve Bank of New York	¥83 to $1
Variable Interest, Carrying Amount, Assets		¥ 26,020,000	¥ 29,601,000	$ 313,494
Owned Investments in affiliated companies accounted for Equity Method Investment Minimum	20.00%
Owned Investments in affiliated companies accounted for Equity Method Investment Maximum	50.00%
Recognised tax benefit position	greater than 50 percent
Amortization of actuarial net gain or loss included as a component of net periodic pension cost for defined benefit plans	unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets
Cash net of withdrawls	$ 478,663	¥ 39,729,000